Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Real Estate Equity Fund - Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Real Estate Equity Fund - Class A | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Real Estate Equity Fund - Class A | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Real Estate Equity Fund - Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund - Class A | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Class A | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Real Estate Equity Fund - Class A | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund - Class A | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class A | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class A | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund - Class A | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Real Estate Equity Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Real Estate Equity Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Real Estate Equity Fund - Class A | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Real Estate Equity Fund - Class A | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Real Estate Equity Fund - Class A | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Real Estate Equity Fund - Class A | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Real Estate Equity Fund - Class A | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Real Estate Equity Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Columbia Real Estate Equity Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Real Estate Equity Fund - Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Real Estate Equity Fund - Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Real Estate Equity Fund - Institutional Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Real Estate Equity Fund - Institutional Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund - Institutional Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Real Estate Equity Fund - Institutional Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund - Institutional Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional Class | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund - Institutional Class | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Real Estate Equity Fund - Institutional Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Real Estate Equity Fund - Institutional Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Real Estate Equity Fund - Institutional Class | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Real Estate Equity Fund - Institutional Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Real Estate Equity Fund - Institutional Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Real Estate Equity Fund - Institutional Class | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Real Estate Equity Fund - Institutional Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Real Estate Equity Fund - Institutional Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund - Institutional Class | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Columbia Real Estate Equity Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Real Estate Equity Fund - Institutional 2 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Real Estate Equity Fund - Institutional 2 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Real Estate Equity Fund - Institutional 2 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Real Estate Equity Fund - Institutional 2 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund - Institutional 2 Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional 2 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Real Estate Equity Fund - Institutional 2 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund - Institutional 2 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 2 Class | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 2 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund - Institutional 2 Class | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Real Estate Equity Fund - Institutional 2 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Real Estate Equity Fund - Institutional 2 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Real Estate Equity Fund - Institutional 2 Class | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Real Estate Equity Fund - Institutional 2 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Real Estate Equity Fund - Institutional 2 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Real Estate Equity Fund - Institutional 2 Class | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Real Estate Equity Fund - Institutional 2 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Real Estate Equity Fund - Institutional 2 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund - Institutional 2 Class | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Columbia Real Estate Equity Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Real Estate Equity Fund - Institutional 3 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Real Estate Equity Fund - Institutional 3 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Real Estate Equity Fund - Institutional 3 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Real Estate Equity Fund - Institutional 3 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund - Institutional 3 Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional 3 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Real Estate Equity Fund - Institutional 3 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund - Institutional 3 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 3 Class | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 3 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund - Institutional 3 Class | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Real Estate Equity Fund - Institutional 3 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Real Estate Equity Fund - Institutional 3 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Real Estate Equity Fund - Institutional 3 Class | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Real Estate Equity Fund - Institutional 3 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Real Estate Equity Fund - Institutional 3 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Real Estate Equity Fund - Institutional 3 Class | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Real Estate Equity Fund - Institutional 3 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Real Estate Equity Fund - Institutional 3 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund - Institutional 3 Class | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Columbia Real Estate Equity Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Real Estate Equity Fund - Class S | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Real Estate Equity Fund - Class S | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Real Estate Equity Fund - Class S | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Real Estate Equity Fund - Class S | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund - Class S | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Class S | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Real Estate Equity Fund - Class S | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Real Estate Equity Fund - Class S | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class S | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class S | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund - Class S | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Real Estate Equity Fund - Class S | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Real Estate Equity Fund - Class S | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Real Estate Equity Fund - Class S | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Real Estate Equity Fund - Class S | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Real Estate Equity Fund - Class S | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Real Estate Equity Fund - Class S | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Real Estate Equity Fund - Class S | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Real Estate Equity Fund - Class S | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund - Class S | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Real Estate Equity Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Columbia Real Estate Equity Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%